Presentation of Financial Statements and Significant Accounting Practices Adopted - Statutory Rates of Sales Taxes (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Withholding taxes - PIS, COFINS and CSLL	4.65%
Social Security Tax (INSS)	11.00%
Contribution Tax on Gross Revenue for Social Security Financing (COFINS)	7.60%
Contribution Tax on Gross Revenue for Social Integration Program (PIS)	1.65%
Withholding Income Tax (IRRF)	1.50%
Services Tax (ISS)	5.00%
VAT Tax (ICMS)	18.00%